Leases (Tables)	12 Months Ended
Mar. 31, 2026
Leases
Schedule of maturity profile of the Group's lease liabilities

	2026 €m	2025 €m

Within one year	3,241	2,765

In more than one year but less than two years	2,546	2,081

In more than two years but less than three years	1,972	1,756

In more than three years but less than four years	1,441	1,434

In more than four years but less than five years	1,269	965

In more than five years	4,265	3,868

	14,734	12,869

Effect of discounting	(2,346)	(2,043)

Lease liability - as disclosed in note 21 ‘Borrowings’	12,388	10,826

Schedule of the Group's income as a lessor

	2026 €m	2025 € m	2024 € m

Operating leases

Lease revenue (note 2 ‘Revenue disaggregation and segmental analysis’)	415	423	463

Income from leases not recognised as revenue	42	36	38

Schedule of committed amounts to be received from the Group's operating leases

	Maturity
	Within one year € m	In one to two years € m	In two to three years € m	In three to four years € m	In four to five years € m	In more than five years € m	Total €m

Committed operating lease payments due to the Group as a lessor

31 March 2026	258	110	34	21	9	11	443

31 March 2025	261	98	31	18	11	14	433

31 March 2024	296	121	29	16	9	20	491

Schedule of maturity profile of Group's net investment in leases

	2026 €m	2025 € m

Within one year	109	106

In more than one year but less than two years	86	82

In more than two years but less than three years	61	59

In more than three years but less than four years	52	51

In more than four years but less than five years	50	42

In more than five years	182	238

	540	578

Unearned finance income	(99)	(118)

Net investment in leases - as disclosed in note 14 ‘Trade and other receivables’	441	460